Voya Strategic Allocation Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.9%
6,808	iShares Core S&P 500 ETF	$2,933,023	1.9
40,402	iShares Russell 2000 ETF	8,837,937	5.9
34,179	Vanguard Value ETF	4,626,811	3.1

	Total Exchange-Traded Funds
	(Cost $12,586,604)	16,397,771	10.9

MUTUAL FUNDS: 89.1%
	Affiliated Investment Companies: 89.1%
1,134,889	Voya High Yield Bond Fund - Class R6	9,169,900	6.1
1,455,856	Voya Intermediate Bond Fund - Class R6	15,038,988	10.0
65,054	Voya Large-Cap Growth Fund - Class R6	4,101,020	2.7
423,687	Voya MidCap Opportunities Portfolio - Class R6	7,685,677	5.1
278,495	Voya Multi-Manager Emerging Markets Equity Fund - Class I	4,035,387	2.7
1,045,300	Voya Multi-Manager International Equity Fund - Class I	14,446,043	9.6
402,880	Voya Multi-Manager International Factors Fund - Class I	4,427,648	3.0
644,839	Voya Multi-Manager Mid Cap Value Fund - Class I	7,376,962	4.9
3,056,647	Voya U.S. Stock Index Portfolio - Class I	60,857,840	40.6
32,805	VY® T. Rowe Price Growth Equity Portfolio - Class I	3,727,626	2.5
213,302	Voya Large Cap Value Portfolio - Class R6	2,847,588	1.9

	Total Mutual Funds
	(Cost $108,843,714)	133,714,679	89.1

Total Investments in Securities (Cost $121,430,318)	$150,112,450	100.0
Assets in Excess of Other Liabilities	13,385	0.0
Net Assets	$150,125,835	100.0

Voya Strategic Allocation Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$16,397,771	$–	$–	$16,397,771
Mutual Funds	133,714,679	–	–	133,714,679
Total Investments, at fair value	$150,112,450	$–	$–	$150,112,450

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 09/30/21	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$8,420,497	$1,450,443	$(735,381)	$34,341	$9,169,900	$338,362	$503	$-
Voya Intermediate Bond Fund - Class R6	13,918,526	2,751,566	(1,265,907)	(365,197)	15,038,988	290,599	(39,433)	-
Voya Large Cap Value Portfolio - Class R6	-	3,199,588	(358,587)	6,587	2,847,588	3,170	2,114	34,114
Voya Large-Cap Growth Fund - Class R6	7,229,913	442,413	(3,580,807)	9,501	4,101,020	-	970,476	-
Voya MidCap Opportunities Portfolio - Class R6	5,885,927	2,706,376	(629,493)	(277,133)	7,685,677	-	26,866	988,924
Voya Multi-Manager Emerging Markets Equity Fund - Class I	7,292,406	3,444,435	(6,235,794)	(465,660)	4,035,387	-	598,244	-
Voya Multi-Manager International Equity Fund - Class I	12,984,528	2,285,813	(1,359,634)	535,336	14,446,043	-	18,694	-
Voya Multi-Manager International Factors Fund - Class I	5,748,634	206,247	(1,498,138)	(29,095)	4,427,648	-	456,497	-
Voya Multi-Manager Mid Cap Value Fund - Class I	5,767,441	1,440,276	(849,091)	1,018,336	7,376,962	-	4,455	-
Voya U.S. Stock Index Portfolio - Class I	50,965,887	13,295,427	(5,820,633)	2,417,159	60,857,840	-	202,537	5,332,832
VY® T. Rowe Price Growth Equity Portfolio - Class I	-	4,178,903	(59,703)	(391,574)	3,727,626	-	(3,880)	292,813
	$118,213,759	$35,401,487	$(22,393,168)	$2,492,601	$133,714,679	$632,131	$2,237,073	$6,648,683

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $123,224,457.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$27,324,712
Gross Unrealized Depreciation	(436,719)
Net Unrealized Appreciation	$26,887,993